Summary of Significant Accounting Policies (Details) - Schedule of Disaggregate the Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 869,935	$ 1,073,351	$ 568,620
Consulting services [Member]
Disaggregation of Revenue [Line Items]
Revenue	800,000
Software development and post-contract maintenance [Member]
Disaggregation of Revenue [Line Items]
Revenue	24,098	676,049
Placement agent services [Member]
Disaggregation of Revenue [Line Items]
Revenue	45,837	372,677
Market data services [Member]
Disaggregation of Revenue [Line Items]
Revenue		20,619	107,184
Commissions [Member]
Disaggregation of Revenue [Line Items]
Revenue			390,569
Fund management services [Member]
Disaggregation of Revenue [Line Items]
Revenue			69,078
Other revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 4,006	$ 1,789